Allowance for credit losses - Development of allowance for credit losses for financial assets at amortized cost (Detail) - Allowance for credit losses - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	[1]	Jun. 30, 2025	[2]
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of year	€ 6,156		€ 5,799
Movements in financial assets including new business	957		1,012
Transfers due to changes in creditworthiness	0	[3]	0	[4]
Changes in models	(4)		(133)
Financial assets that have been derecognized during the period	(577)	[5]	(447)	[6]
Recovery of written off amounts	51		78
Foreign exchange and other changes	(139)		(292)
Balance, end of reporting period	6,445		6,018
Provision for credit losses excluding country risk	953	[7],[8]	880	[9],[10]
Stage 1
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of year	421		438
Movements in financial assets including new business	(119)		21
Transfers due to changes in creditworthiness	78	[3]	96	[4]
Changes in models	(1)		(65)
Financial assets that have been derecognized during the period	0	[5]	0	[6]
Recovery of written off amounts	0		0
Foreign exchange and other changes	(30)		(9)
Balance, end of reporting period	349		481
Provision for credit losses excluding country risk	(42)	[7],[8]	52	[9],[10]
Stage 2
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of year	888		736
Movements in financial assets including new business	56		217
Transfers due to changes in creditworthiness	(100)	[3]	(104)	[4]
Changes in models	(3)		87
Financial assets that have been derecognized during the period	0	[5]	0	[6]
Recovery of written off amounts	0		0
Foreign exchange and other changes	11		(27)
Balance, end of reporting period	853		909
Provision for credit losses excluding country risk	(47)	[7],[8]	200	[9],[10]
Stage 3
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of year	4,600		4,412
Movements in financial assets including new business	1,027		778
Transfers due to changes in creditworthiness	21	[3]	8	[4]
Changes in models	0		(155)
Financial assets that have been derecognized during the period	(569)	[5]	(447)	[6]
Recovery of written off amounts	51		78
Foreign exchange and other changes	(121)		(258)
Balance, end of reporting period	5,009		4,416
Provision for credit losses excluding country risk	1,049	[7],[8]	631	[9],[10]
Stage 3 POCI
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of year	247		213
Movements in financial assets including new business	(7)		(4)
Changes in models	0		0
Financial assets that have been derecognized during the period	(8)	[5]	0	[6]
Recovery of written off amounts	0		0
Foreign exchange and other changes	2		2
Balance, end of reporting period	234		211
Provision for credit losses excluding country risk	€ (7)	[7],[8]	€ (4)	[9],[10]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of June 30, 2026
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of June 30, 2025
[3]	Transfers due to changes in creditworthiness shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[4]	Transfers due to changes in creditworthiness shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[5]	This position includes charge offs of allowance for credit losses
[6]	This position includes charge offs of allowance for credit losses
[7]	Credit loss provision does include € 9 million reimbursement gain as of June 30, 2026
[8]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to provision for credit losses excluding country risk
[9]	Credit loss provision includes € 8 million reimbursement gain as of June 30, 2025
[10]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models